Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of period	¥ 22,281	¥ 26,158
Adoption of ASC 326	6,223
Amounts charged to expenses	21,766	861
Amounts written off	(195)
Disposal of subsidiaries	(3,319)	(4,739)
Foreign Exchange effect		1
Balance at end of period	¥ 46,756	¥ 22,281